Employee Benefit Plans - Schedule of Condensed Consolidated Statements of Income (Loss) (Details) $ in Thousands, $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2025 CAD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CAD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 CAD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CAD ($)	Jun. 30, 2024 USD ($)
Pension Plans Canadian [Member]
Schedule of Condensed Consolidated Statements of Income (Loss) [Line Items]
Operating expenses	$ 1,061		$ 1,087		$ 2,122		$ 2,174
Interest expense (income)	(614)		(421)		(1,232)		(842)
Pension Plans US [Member]
Schedule of Condensed Consolidated Statements of Income (Loss) [Line Items]
Operating expenses		$ 133		$ 178		$ 271		$ 353
Interest expense (income)		35		101		71		201
Pension Plans Total [Member]
Schedule of Condensed Consolidated Statements of Income (Loss) [Line Items]
Operating expenses	1,194		1,265		2,393		2,527
Interest expense (income)	(579)		(320)		(1,161)		(641)
Other Post-employment Benefit Plans Canadian [Member]
Schedule of Condensed Consolidated Statements of Income (Loss) [Line Items]
Operating expenses	168		147		335		294
Interest expense (income)	264		235		527		470
Other Post-employment Benefit Plans US [Member]
Schedule of Condensed Consolidated Statements of Income (Loss) [Line Items]
Operating expenses
Interest expense (income)		$ 47		$ 47		$ 101		$ 93
Other Post-employment Benefit Plans Total [Member]
Schedule of Condensed Consolidated Statements of Income (Loss) [Line Items]
Operating expenses	168		147		335		294
Interest expense (income)	$ 311		$ 282		$ 628		$ 563